Note 20 - Interest Rate Risk and Liquidity Risk - Interest Rate Risk Gaps (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Cash	$ 132,242	$ 88,581	$ 271,523
Securities	167,940	141,564
Loans	3,850,404	2,992,678
Other	51,024	43,175
Total assets	4,201,610	3,265,998
Deposits	3,533,366	2,657,540
Subordinated notes	106,850	104,951
Other	184,236	152,832
Equity	377,158	350,675
Total liabilities and equity	4,201,610	3,265,998
Interest rate swap	1,517	0
Gap	0	0
Cumulative	0	0
Interest rate swap contract [member]
Statement Line Items [Line Items]
Interest rate swap	0
Interest rate risk [member]
Statement Line Items [Line Items]
Cash	0
Securities	0
Loans	18,168
Other	51,024
Total assets	69,192
Deposits	62,164
Subordinated notes	0
Other	21,649
Equity	363,511
Total liabilities and equity	447,324
Gap	(378,132)	(326,672)
Cumulative	0	0
Interest rate risk [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Interest rate swap	0
Floating interest rate [member]
Statement Line Items [Line Items]
Deposits	555,353
Floating interest rate [member] | Interest rate risk [member]
Statement Line Items [Line Items]
Cash	132,242
Securities	0
Loans	811,219
Other	0
Total assets	943,461
Deposits	555,353
Subordinated notes	0
Other	162,587
Equity	0
Total liabilities and equity	717,940
Gap	246,306	116,936
Cumulative	246,306	116,936
Floating interest rate [member] | Interest rate risk [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Interest rate swap	$ 20,785
Floating interest rate [member] | Interest rate risk [member] | Cash [member]
Statement Line Items [Line Items]
Effective rate	4.90%
Floating interest rate [member] | Interest rate risk [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	9.61%
Floating interest rate [member] | Interest rate risk [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	3.94%
Floating interest rate [member] | Interest rate risk [member] | Other liabilities [member]
Statement Line Items [Line Items]
Effective rate	4.05%
Fixed interest rate [member] | Not later than three months [member]
Statement Line Items [Line Items]
Deposits	$ 403,000
Fixed interest rate [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Deposits	1,461,075
Fixed interest rate [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deposits	433,205
Fixed interest rate [member] | Later than five years [member]
Statement Line Items [Line Items]
Deposits	0
Fixed interest rate [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Deposits	618,569
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member]
Statement Line Items [Line Items]
Cash
Securities	164,930
Loans	101,786
Other	0
Total assets	266,716
Deposits	403,000
Subordinated notes	0
Other	0
Equity	0
Total liabilities and equity	403,000
Gap	(136,284)	(47,087)
Cumulative	110,022	69,849
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Interest rate swap	$ 0
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Securities [member]
Statement Line Items [Line Items]
Effective rate	4.72%
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	6.42%
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	3.93%
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	0
Loans	355,277
Other	0
Total assets	355,277
Deposits	1,461,075
Subordinated notes	0
Other	0
Equity	0
Total liabilities and equity	1,461,075
Gap	(1,105,798)	(383,153)
Cumulative	(995,776)	(313,304)
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Interest rate swap	$ 0
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Securities [member]
Statement Line Items [Line Items]
Effective rate
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	6.76%
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	4.66%
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	3,010
Loans	224,579
Other	0
Total assets	227,589
Deposits	433,205
Subordinated notes	0
Other	0
Equity	13,647
Total liabilities and equity	446,852
Gap	(219,263)	(291,346)
Cumulative	(1,215,039)	(604,650)
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Interest rate swap	$ 0
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	5.59%
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	3.71%
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	0
Loans	1,682,029
Other	0
Total assets	1,682,029
Deposits	618,569
Subordinated notes	0
Other	$ 0
Effective rate
Equity	$ 0
Total liabilities and equity	618,569
Gap	1,063,460	623,906
Cumulative	$ (151,579)	19,256
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	5.93%
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	4.17%
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	0
Loans	657,346
Other	0
Total assets	657,346
Deposits	0
Subordinated notes	106,850
Other	0
Equity	0
Total liabilities and equity	106,850
Gap	529,711	307,416
Cumulative	378,132	$ 326,672
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Interest rate swap	$ (20,785)
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	6.25%
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Effective rate	5.61%
Fixed interest rate [member] | Interest rate risk [member] | Later than two years and not later than five years [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Interest rate swap	$ 0